Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Business Acquisition [Line Items]
Purchase price allocation for goodwill	$ 41,914,000		$ 35,746,000	$ 41,914,000	$ 29,299,000
Net tangible assets include deferred revenue book value	3,200,000			3,200,000
Net tangible assets include deferred revenue estimated fair value	1,700,000			1,700,000
Write-down of deferred revenue	1,500,000
Health Care Compliance Strategies, Inc. [Member]
Business Acquisition [Line Items]
Acquisition date of assets	Mar. 03, 2014
Consideration paid for acquisition in cash	12,800,000
Consideration paid for acquisition in shares	81,614
Additional consideration paid for acquisition in cash	750,000			750,000
Contingent upon achievement of certain financial targets and business outcome, term	1 year
Transaction related costs	515,000			515,000
Purchase price allocation for goodwill	6,200,000			6,200,000
Purchase price allocation for identifiable intangible assets	8,400,000			8,400,000
Purchase price allocation for net tangible assets	2,600,000			2,600,000
Transaction costs associated with the HCCS acquisition		365,000	150,000
Purchase price allocation for deferred tax assets	625,000			625,000
Purchase price allocation for liabilities	2,700,000			2,700,000
Accrual for contingent consideration	600,000			600,000
Decision Critical, Inc. [Member]
Business Acquisition [Line Items]
Acquisition date of assets	Jun. 29, 2012
Consideration paid for acquisition in cash	3,400,000
Consideration paid for acquisition in shares	22,124
Additional consideration paid for acquisition in cash	300,000			300,000
Contingent upon achievement of certain financial targets and business outcome, term	3 years
Consideration paid for acquisition				188,000
Transaction related costs	203,000			203,000
Purchase price allocation for goodwill	2,900,000			2,900,000
Purchase price allocation for identifiable intangible assets	1,500,000			1,500,000
Purchase price allocation for net tangible assets	291,000			291,000
Purchase price allocation for deferred tax liabilities	456,000			456,000
Net tangible assets include deferred revenue book value	548,000			548,000
Net tangible assets include deferred revenue estimated fair value	356,000			356,000
Write-down of deferred revenue	192,000
Sy. Med Development, Inc. [Member]
Business Acquisition [Line Items]
Acquisition date of assets	Oct. 19, 2012
Consideration paid for acquisition in cash	7,400,000
Consideration paid for acquisition in shares	34,060
Consideration paid for acquisition	1,250,000
Transaction related costs	165,000			165,000
Purchase price allocation for goodwill	5,400,000			5,400,000
Purchase price allocation for identifiable intangible assets	6,500,000			6,500,000
Purchase price allocation for net tangible assets	294,000			294,000
Purchase price allocation for deferred tax liabilities	2,800,000			2,800,000
Net tangible assets include deferred revenue book value	1,100,000			1,100,000
Net tangible assets include deferred revenue estimated fair value	229,000			229,000
Write-down of deferred revenue	916,000
Baptist Leadership Group [Member]
Business Acquisition [Line Items]
Acquisition date of assets	Sep. 09, 2013
Consideration paid for acquisition in cash	7,400,000
Consideration paid for acquisition in shares	15,230
Transaction related costs	145,000			145,000
Purchase price allocation for goodwill	6,300,000			6,300,000
Purchase price allocation for identifiable intangible assets	1,600,000			1,600,000
Purchase price allocation for net tangible assets	28,000			28,000
Net tangible assets include deferred revenue book value	508,000			508,000
Net tangible assets include deferred revenue estimated fair value	254,000			254,000
Write-down of deferred revenue	$ 254,000